Derivative Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of realized and unrealized gains (losses) on derivative instruments
Total Commodity derivative fair value gains	$ 195,483	$ (6,590)	$ 123,542	$ 276,452	$ 225,904	$ 676,194	$ 244,284
Interest rate derivative fair value losses						(94)	(2,677)
Net derivative fair value gains					225,904	676,100	241,607
Revenue
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Discontinued operations
Summary of realized and unrealized gains (losses) on derivative instruments
Commodity derivative fair value gains		$ (550)		$ 65,238	$ 46,358	$ 180,130	$ 166,685